Fair Value of Assets and Liabilities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fixed income securities	$ 5,491,047,000	$ 5,602,738,000
Gains (losses) for Level 3 assets and liabilities still held at the balance sheet date, included in earnings	64,700,000	7,500,000	26,500,000
Gains (losses) for Level 3 assets still held at the balance sheet date, included in investment income	62,906,000	(1,223,000)	22,473,000
Gains (losses) for Level 3 assets still held at the balance sheet date, included in interest credited to contract holder funds	(151,000)	(297,000)	(142,000)
Gains (losses) for Level 3 liabilities still held at the balance sheet date, included in life and annuity contract benefits	2,000,000	9,000,000	4,100,000
Capital Gain
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in investment income	55,700,000	(7,900,000)	16,300,000
Investment Income
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in investment income	7,200,000	6,700,000	6,200,000
Fixed income securities - non-binding broker quotes
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fixed income securities	$ 290,900,000	$ 308,900,000